Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Accounts Payable

As of December 31, this item includes:

	Total		Current		Not current
	2017	2018	2017	2018	2017	2018
Advances received from customers (a)	726,294	496,548	316,891	301,868	409,403	194,680
Consorcio Constructor Ductos del Sur - payable (b)	250,021	234,978	—	—	250,021	234,978
Salaries and other payable	246,916	97,774	246,916	97,774	—	—
Put option liability on Morelco acquisition (Note 33-b)	105,418	103,649	—	—	105,418	103,649
Third-party loans	107,314	11,560	75,256	11,560	32,058	—
Other taxes payable	69,584	90,449	69,584	69,118	—	21,331
VAT payable	48,095	42,326	37,544	42,326	10,551	—
Consorcio Rio Mantaro - payables	35,531	35,531	35,531	35,531	—	—
Acquisition of non-controlling interest (Note 36-a)	22,407	22,963	22,407	22,963	—	—
Supplier funding	14,886	—	—	—	14,886	—
Guarantee deposits	15,580	15,137	15,580	15,137	—	—
Post-retirement benefits	8,914	—	—	—	8,914	—
Other accounts payables	50,013	55,864	28,791	36,392	21,222	19,472

	1,700,973	1,206,779	848,500	632,669	852,473	574,110

(a)	Advances received from customers relate mainly to construction projects, and are discounted from invoicing, in accordance with the terms of the contracts.
(b)

The other accounts payable of Consorcio Constructor Ductos del Sur correspond to payment obligations to suppliers and main subcontractors for S/235 million, as a consequence of the termination of GSP’s operations.